State Street Institutional Small-Cap Equity Fund Average Annual Total Returns - Investment and Service Class [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Investment Class
Prospectus [Line Items]
Average Annual Return, Percent	0.47%	5.48%	9.22%
Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.29%)	2.58%	6.66%
Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.64%	3.84%	6.92%
Service Class
Prospectus [Line Items]
Average Annual Return, Percent	0.27%	5.22%	8.95%